Notes Payable - Related Parties (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	$ 186,076	$ 670,527
Long-Term Debt, Maturities, Repayments Of Principal In Year Two	386,669	394,871
Total	255,415	464,415	262,707
Related Party [Member]
Long-Term Debt, Maturities, Repayments Of Principal In Next Twelve Months	255,415	95,000
Long-Term Debt, Maturities, Repayments Of Principal In Year Two		369,415
Total	$ 255,415	$ 464,415